Condensed Consolidated Statements of Stockholders' and Member's Equity - USD ($) shares in Thousands, $ in Thousands	Total	Member's Equity	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)
Beginning Balance at Dec. 31, 2021		$ 423,484
Net income (loss)	$ (2,469)	(2,469)
Stock-based compensation		1,526
Cumulative translation adjustments, net of tax		(567)
Ending Balance at Dec. 31, 2022	421,974	421,974
Net income (loss)	(7,519)
Stock-based compensation	92
Cumulative translation adjustments, net of tax	409
Ending Balance at Mar. 31, 2023	414,956
Beginning Balance at Dec. 31, 2022	421,974	421,974
Net income (loss)	(4,042)
Ending Balance at Sep. 30, 2023	418,685
Beginning Balance at Dec. 31, 2022	421,974	421,974
Net income (loss)	(4,615)
Stock-based compensation		372
Cumulative translation adjustments, net of tax	410
Ending Balance at Dec. 31, 2023	418,141	418,141
Beginning Balance at Mar. 31, 2023	414,956
Net income (loss)	623
Stock-based compensation	94
Cumulative translation adjustments, net of tax	(119)
Ending Balance at Jun. 30, 2023	415,554
Net income (loss)	2,854
Stock-based compensation	92
Cumulative translation adjustments, net of tax	185
Ending Balance at Sep. 30, 2023	418,685
Beginning Balance at Dec. 31, 2023	418,141	418,141
Net income Prior to the Corporate Conversion	2,249	2,249
Stock-based compensation prior to Corporate Conversion	87	87
Cumulative translation adjustments, net of tax Prior to the Corporate Conversion	168	168
Ending Balance at Mar. 31, 2024	420,645	420,645
Beginning Balance at Dec. 31, 2023	418,141	418,141
Net income (loss)	18,546
Ending Balance at Sep. 30, 2024	769,814		$ 897	$ 793,167	$ (24,245)	$ (5)
Ending Balance, shares at Sep. 30, 2024			89,704
Beginning Balance at Mar. 31, 2024	420,645	420,645
Net income (loss)	7,641				7,641
Stock-based compensation	1,926			1,926
Stock-based compensation prior to Corporate Conversion	1,111	1,111
Reclassification of members equity upon Corporate Conversion		40,531			(40,542)	11
Effect of the Corporate Conversion		$ (462,287)	$ 770	461,517
Effect of the Corporate Conversion, shares			77,000
Issuance of common stock sold in initial public offering, net of offering costs	325,731		$ 126	325,605
Issuance of common stock sold in initial public offering, net of offering costs, shares			12,650
Issuance of common stock to directors under the 2024 Equity Incentive Plan	1,350		$ 1	1,349
Issuance of common stock to Directors under the 2024 Equity Incentive Plan, Shares			54
Cumulative translation adjustments, net of tax	36					36
Ending Balance at Jun. 30, 2024	758,440		$ 897	790,397	(32,901)	47
Ending Balance, shares at Jun. 30, 2024			89,704
Net income (loss)	8,656				8,656
Stock-based compensation	3,094			3,094
Common stock offering costs	(324)			(324)
Cumulative translation adjustments, net of tax	(52)					(52)
Ending Balance at Sep. 30, 2024	$ 769,814		$ 897	$ 793,167	$ (24,245)	$ (5)
Ending Balance, shares at Sep. 30, 2024			89,704